Supplement to the
Fidelity Advisor® Small Cap Growth Fund
Class A, Class T, Class B, and Class C
September 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ASCP-13-01  May 31, 2013
1.808092.118

Supplement to the
Fidelity Advisor® Small Cap Growth Fund
Institutional Class
September 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ASCPI-13-01  May 31, 2013
1.808093.116

Supplement to the
Fidelity® Leveraged Company Stock Fund
September 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
LSF-13-01  May 31, 2013
1.751999.113

Supplement to the
Fidelity® Leveraged Company Stock Fund
Class K
September 29, 2012
Prospectus

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
LSF-K-13-01  May 31, 2013
1.900387.101

Supplement to the
Fidelity® Small Cap Growth Fund
Class F
September 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
SCP-F-13-01  May 31, 2013
1.934910.101

Supplement to the
Fidelity® Small Cap Value Fund Class F
September 29, 2012
Prospectus

The following information replaces the information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Charles Myers (lead portfolio manager) has managed the fund since May 2008.

Derek Janssen (co-manager) has managed the fund since January 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section on page 17.

Charles Myers is lead portfolio manager of the fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager.

Derek Janssen is co-manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

SCV-F-13-02  May 31, 2013
1.956492.101

Supplement to the
Fidelity Advisor® Small Cap Value Fund
Class A, Class T, Class B, and Class C
September 29, 2012
Prospectus

Effective the close of business on March 1, 2013, new positions in shares of the fund offered through this prospectus may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 1, 2013 generally will not be allowed to buy shares of the fund offered through this prospectus except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by March 1, 2013, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by March 1, 2013, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since March 1, 2013, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 5) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Charles Myers (lead portfolio manager) has managed the fund since May 2008.

Derek Janssen (co-manager) has managed the fund since January 2013.

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 7.

Shares of the fund offered through this prospectus will be closed to new investors effective the close of business on March 1, 2013.

For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

ASCV-13-03  May 31, 2013
1.808271.120

The following information supplements information found in the "Shareholder Information" section on page 13.

Shares of the fund offered through this prospectus will be closed to new investors effective the close of business on March 1, 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information for Charles Myers found in the "Fund Management" section on page 24.

Charles Myers is lead portfolio manager of the fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager.

Derek Janssen is co-manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Small Cap Value Fund
Institutional Class
September 29, 2012
Prospectus

Effective the close of business on March 1, 2013, new positions in shares of the fund offered through this prospectus may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 1, 2013 generally will not be allowed to buy shares of the fund offered through this prospectus except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by March 1, 2013, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by March 1, 2013, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since March 1, 2013, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 5) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Charles Myers (lead portfolio manager) has managed the fund since May 2008.

Derek Janssen (co-manager) has managed the fund since January 2013.

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

Shares of the fund offered through this prospectus will be closed to new investors effective the close of business on March 1, 2013.

For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

ASCVI-13-03  May 31, 2013
1.808273.118

The following information supplements information found in the "Shareholder Information" section on page 12.

Shares of the fund offered through this prospectus will be closed to new investors effective the close of business on March 1, 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information for Charles Myers found in the "Fund Management" section on page 23.

Charles Myers is lead portfolio manager of the fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager.

Derek Janssen is co-manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity Small Cap Value Fund
September 29, 2012
Prospectus

Effective the close of business on March 1, 2013, new positions in shares of the Fidelity Small Cap Value Fund offered through this prospectus may no longer be opened. Shareholders of Fidelity Small Cap Value Fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of Fidelity Small Cap Value Fund on March 1, 2013 generally will not be allowed to buy shares of Fidelity Small Cap Value Fund offered through this prospectus except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if Fidelity Small Cap Value Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by March 1, 2013, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included Fidelity Small Cap Value Fund as a core investment option by March 1, 2013, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included Fidelity Small Cap Value Fund in their discretionary account program since March 1, 2013, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 5) by a portfolio manager of Fidelity Small Cap Value Fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of Fidelity Small Cap Value Fund before an investment is accepted.

The following information replaces the information for Fidelity Small Cap Value Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Charles Myers (lead portfolio manager) has managed the fund since May 2008.

Derek Janssen (co-manager) has managed the fund since January 2013.

The following information supplements information for Fidelity Small Cap Value Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 11.

SCP-SCV-13-03  May 31, 2013
1.808094.116

Shares of the fund offered through this prospectus will be closed to new investors effective the close of business on March 1, 2013.

For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.

The following information supplements information found in the "Shareholder Information" section on page 18.

Shares of the Fidelity Small Cap Value Fund offered through this prospectus will be closed to new investors effective the close of business on March 1, 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 22.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information for Charles Myers found in the "Fund Management" section on page 29.

Charles Myers is lead portfolio manager of Fidelity Small Cap Value Fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager.

Derek Janssen is co-manager of Fidelity Small Cap Value Fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.